Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2018	2017
Current tax expense
Current period income tax	$51	$34
Withholding tax	319	1,537
Total current tax expense	$370	$1,571
Deferred tax expense
Origination and reversal of temporary differences	$1,834	$(13,227)
Adjustments for prior periods	(1,138)	(1,922)
Change in unrecognized deductible temporary differences	(696)	15,149
Total deferred tax expense	$—	$—

Total income tax expense	$370	$1,571

Disclosure of reconciliation of accounting profit
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2018	2017
Net loss before income taxes	$(26,953)	$(6,477)
Expected tax recovery at 27.00% (2017 – 26.00%)	$(7,277)	$(1,684)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	1,009	362
Investment tax credits earned	(2,439)	(1,300)
Foreign tax rate differences	227	(1,341)
Change in unrecognized deductible temporary differences	8,531	3,997
Other	319	1,537
Income taxes	$370	$1,571

Disclosure of temporary difference, unused tax losses and unused tax credits
At December 31, 2018, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2018	2017
Scientific research expenditures	$83,661	$81,459
Accrued warranty provision	15,892	14,209
Share issuance costs	668	982
Losses from operations carried forward	107,339	110,851
Investment tax credits	30,231	29,473
Property, plant and equipment and intangible assets	168,311	173,928
	$406,102	$410,902
The Corporation has available to carry forward the following as at December 31:

	2018	2017
Canadian scientific research expenditures	$83,661	$81,459
Canadian losses from operations	33,801	38,840
Canadian investment tax credits	30,231	29,473
German losses from operations for corporate tax purposes	553	624
U.S. federal losses from operations	45,140	43,074
Denmark losses from operations	25,757	27,068
Hong Kong losses from operations	24	6